GOING CONCERN (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Going Concern
Operating losses	$ (160,856)	$ (183,934)	$ (347,963)
Accumulated deficit	(26,914,802)	$ (26,759,061)
Working capital deficiency	$ (1,031,148)